Fair Value, Measurements From Independent Brokers or Independent Third Party Pricing Services (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Loans held for sale	$ 1,176	$ 873
Independent brokers [Member] | Level 1 [Member]
Assets:
Trading assets (excluding derivatives)	0	0
Total Securities Available for Sale	0	0
Derivatives (trading and other assets)	0	0
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	0	0
Other liabilities	0	0
Independent brokers [Member] | Level 1 [Member] | Debt Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 1 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 1 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 1 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 1 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 1 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 2 [Member]
Assets:
Trading assets (excluding derivatives)	446	1,211
Total Securities Available for Sale	3,449	219
Derivatives (trading and other assets)	17	15
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	11	0
Other liabilities	22	20
Independent brokers [Member] | Level 2 [Member] | Debt Securities [Member]
Assets:
Total Securities Available for Sale	3,449	219
Independent brokers [Member] | Level 2 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 2 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	16	15
Independent brokers [Member] | Level 2 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	2,342	3
Independent brokers [Member] | Level 2 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	1,091	201
Independent brokers [Member] | Level 2 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 3 [Member]
Assets:
Trading assets (excluding derivatives)	7	6
Total Securities Available for Sale	8,206	4,183
Derivatives (trading and other assets)	44	44
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	43	46
Other liabilities	0	0
Independent brokers [Member] | Level 3 [Member] | Debt Securities [Member]
Assets:
Total Securities Available for Sale	8,206	4,183
Independent brokers [Member] | Level 3 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 3 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	0	0
Independent brokers [Member] | Level 3 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	43	50
Independent brokers [Member] | Level 3 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	8,163	4,133
Independent brokers [Member] | Level 3 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member]
Assets:
Trading assets (excluding derivatives)	1,086	21
Total Securities Available for Sale	901	1,137
Derivatives (trading and other assets)	0	0
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	0	0
Other liabilities	6	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member] | Debt Securities [Member]
Assets:
Total Securities Available for Sale	868	936
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	868	936
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 1 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	33	201
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member]
Assets:
Trading assets (excluding derivatives)	1,564	2,123
Total Securities Available for Sale	171,756	131,627
Derivatives (trading and other assets)	834	740
Loans held for sale	1	1
Liabilities:
Derivatives (liabilities)	850	841
Other liabilities	249	393
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member] | Debt Securities [Member]
Assets:
Total Securities Available for Sale	171,091	130,900
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	5,748	263
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	21,014	14,055
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	118,107	102,206
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	26,222	14,376
Fair Value Measurements From Third Party Pricing Services [Member] | Level 2 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	665	727
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member]
Assets:
Trading assets (excluding derivatives)	0	0
Total Securities Available for Sale	334	791
Derivatives (trading and other assets)	0	8
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	0	0
Other liabilities	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member] | Debt Securities [Member]
Assets:
Total Securities Available for Sale	331	775
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	0	0
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	186	169
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	145	606
Fair Value Measurements From Third Party Pricing Services [Member] | Level 3 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	$ 3	$ 16